Document and Entity Information	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	4D Pharma PLC
Entity Central Index Key	0001830162
Document Type	20-F/A
Document Period End Date	Dec. 31, 2020
Amendment Flag	true
Amendment Description	The Registrant is filing this Amendment No. 1 on Form 20-F/A (this "Amended Filing") to its Annual Report on Form 20-F for the fiscal year ended December 31, 2020 (the "Original Filing") to (1) include audited consolidated financial statements for the fiscal year ended December 31, 2018 inadvertently omitted from the Original Filing, (2) include in Part I-Item 3.A. selected financial data for the fiscal year ended December 31, 2018 inadvertently omitted from the Original Filing, and (3) incorporate by reference in Part I-Item 5.A. the corresponding comparison of results of operations for the fiscal years ended December 31, 2019 and 2018 previously filed with the SEC in Amendment No. 5 to the Registrants registration statement on Form F-4 (File No. 333-250986). For the convenience of the reader, this Amended Filing sets forth the Original Filing, as modified where necessary to reflect the foregoing revisions. For clarity, the audited consolidated financial statements as of and for the fiscal years ended December 31, 2020 and 2019 included in this Amended Filing are unchanged from the audited consolidated financial statements included in the Original Filing.
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filer	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	131,467,935
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020